CENTURY CAPITAL MANAGEMENT TRUST
                          Century Small Cap Select Fund
                              Century Shares Trust

                         SUPPLEMENT DATED JUNE 16, 2008
                    TO THE PROSPECTUS DATED FEBRUARY 28, 2008


Effective June 16, 2008, Atlantic Shareholder Services, LLC is the Transfer Agent for the Funds. Accordingly, the paragraph entitled "Purchasing Shares - Delivery Instructions" beginning on page 14 of the prospectus is deleted in its entirety and replaced with the following:

          Delivery Instructions. To make an initial investment in a Fund, you must complete and sign the Application to purchase shares and deliver it with your payment as follows:

          Regular Mail:                   Overnight Mail or Hand Delivery:
          Century Funds                   Century Funds
          P.O. Box 588                    c/o Atlantic Shareholder Services, LLC
          Portland, ME  04112             3 Canal Plaza, Ground Floor
                                          Portland, ME  04101

The last sentence of the paragraph entitled "Purchasing Shares - Purchases by Wire and Electronic Transfers" on page 15 of the prospectus is deleted in its entirety and replaced with the following:

         Use the following wire transfer instructions:

         Bank:  The Huntington National Bank, Westerville OH
         ABA:  044000024
         For Credit To: Atlantic Shareholder Services, LLC FBO Century Funds Account #: 01892542377
         Re:   [Insert Name of Fund]
               [Insert Shareholder Name]
               [Insert Account Number]

The first paragraph in the section entitled "Redeeming Shares" on page 16 of the prospectus is deleted in its entirety and replaced with the following:

         You may redeem shares of a Fund by sending a written request for redemption to:

          Regular Mail:                   Overnight Mail or Hand Delivery:
          Century Funds                   Century Funds
          P.O. Box 588                    c/o Atlantic Shareholder Services, LLC
          Portland, ME  04112             3 Canal Plaza, Ground Floor
                                          Portland, ME  04101

The fourth paragraph in the section entitled "Shareholder Accounts" on page 19 of the prospectus is deleted in its entirety and replaced with the following:

         You should communicate changes of address or other account information to the Transfer Agent at:

          Regular Mail:                   Overnight Mail or Hand Delivery:
          Century Funds                   Century Funds
          P.O. Box 588                    c/o Atlantic Shareholder Services, LLC
          Portland, ME  04112             3 Canal Plaza, Ground Floor
                                          Portland, ME  04101


                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

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                        CENTURY CAPITAL MANAGEMENT TRUST

                         SUPPLEMENT DATED JUNE 16, 2008
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2008


Effective June 16, 2008, the paragraph entitled "TRANSFER AGENT AND DIVIDEND PAYING AGENT" on page 27 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

         TRANSFER AGENT AND DIVIDEND PAYING AGENT. Atlantic Shareholder Services, LLC, 3 Canal Plaza, Portland, Maine, acts as the Funds' transfer agent and dividend paying agent with respect all classes of shares of the Funds.